Loans and Notes Payable (Details Narrative) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Unrelated Parties [Member]
Other loans payable	$ 0	$ 2,303
Directors and Officer [Member]
Loans payable	$ 54,753	$ 56,802